INVESTMENT PROPERTIES (Details Narrative)			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 24, 2023 USD ($)	Nov. 24, 2023 COP ($)	May 31, 2024 USD ($)	May 31, 2024 COP ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 COP ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 COP ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 23, 2023 USD ($)	Jan. 27, 2022 USD ($)	May 24, 2021 USD ($)	May 21, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Sale of its investment property	$ 17,634,208
Total consideration			$ 2,361,010	$ 9,204,121,586	$ 2,361,010	$ 9,204,121,586	$ 2,778,063	$ 11,505,151,984			$ 2,361,010
Interest income									$ 195,039		424,155
Receivables from the sale of investment propertie											5,751,931		$ 8,219,898
Asset held for sale																			$ 4,000,000
Gain on sale of asset held for sale										$ 1,022,853		1,022,853
Investment property valuation gain									$ 4,550,714	$ 305,441	$ 9,749,988	$ 10,276,377
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Sale of its investment property	17,634,208												17,634,208	$ 9,273,000
Total consideration							$ 2,778,063	$ 11,505,151,984					2,778,063	8,874,753
Interest income													98,990
Asset held for sale														2,977,147					4,000,000
Gain on sale of asset held for sale													1,022,853
Investment property valuation gain													20,151,026	3,525,692	12,610,127
Total purchase price													0	0	14,710,000
Operating expense															4,050,000
Closing cost on acquisition															$ 355,322
Gain on sale of investment property													1,165,170
loss on sale of investment property													398,247	$ 486,863
Latam Logistic Properties SA [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total consideration													$ 8,219,898
1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale																		$ 1,200,000	1,200,000
1st Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale																		$ 1,200,000	1,200,000
2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale																	$ 1,200,000		1,200,000
2nd Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale																	$ 1,200,000		1,200,000
3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale																$ 1,600,000			1,600,000
3rd Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale																$ 1,600,000			$ 1,600,000
ITAU Corpbanca Colombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Total consideration	8,266,536	$ 33,829,392,065
ITAU Corpbanca Colombia, S.A. [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration	8,266,536	33,829,392,065
Third party [member]
IfrsStatementLineItems [Line Items]
Total consideration	19,512,112	79,850,000,000
Third party [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Total consideration	$ 19,512,112	$ 79,850,000,000